Expenses by Nature	12 Months Ended
Jun. 30, 2019
Expenses by nature [abstract]
Expenses by nature

25.	Expenses by nature

The Group presented the statement of comprehensive income classified according to their function as part of the line items "Costs", "General and administrative expenses" and "Selling expenses".

The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group.

	Costs (ii)	General and administrative expenses	Selling expenses	06.30.19
Salaries, social security costs and other personnel administrative expenses (i)	1,167,889	344,200	49,741	1,561,830
Maintenance, security, cleaning, repairs and other	1,205,248	66,901	2,321	1,274,470
Taxes, rates and contributions	403,681	13,572	270,843	688,096
Advertising and other selling expenses	388,469	-	37,008	425,477
Directors' fees	-	273,230	-	273,230
Fees and payments for services	36,176	111,791	10,732	158,699
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 14)	-	-	76,053	76,053
Leases and expenses	84,420	22,055	1,828	108,303
Amortization and depreciation (Notes 9,10 y 12)	85,771	48,890	1,268	135,929
Travel, transportation and stationery	26,009	19,501	2,516	48,026
Bank expenses	5,207	18,664	-	23,871
Cost of sale of properties (Note 11)	878	-	-	878
Other expenses	14,137	11,109	31	25,277
Total 06.30.19	3,417,885	929,913	452,341	4,800,139

	Costs (ii)	General and administrative expenses	Selling expenses	06.30.18
Salaries, social security costs and other personnel administrative expenses (i)	1,379,708	200,727	42,631	1,623,066
Maintenance, security, cleaning, repairs and other	1,315,195	34,954	1,424	1,351,573
Taxes, rates and contributions	416,129	20,746	286,736	723,611
Advertising and other selling expenses	475,891	-	51,556	527,447
Directors' fees	-	290,438	-	290,438
Fees and payments for services	19,002	106,518	14,081	139,601
Allowance for doubtful accounts (additions and unused amounts reversed)(Note 14)	-	-	126,639	126,639
Leases and expenses	64,858	10,641	698	76,197
Amortization and depreciation (Notes 9,10 y 12)	72,649	44,886	490	118,025
Travel, transportation and stationery	32,560	24,197	2,092	58,849
Bank expenses	7,279	32,995	-	40,274
Cost of sale of properties (Note 11)	30,065	-	-	30,065
Other expenses	7,625	1,238	61	8,924
Total 06.30.18	3,820,961	767,340	526,408	5,114,709

	Costs (ii)	General and administrative expenses	Selling expenses	06.30.17
Salaries, social security costs and other personnel administrative expenses (i)	1,432,553	209,186	59,689	1,701,428
Maintenance, security, cleaning, repairs and other	1,414,919	16,005	1,726	1,432,650
Taxes, rates and contributions	377,363	9,075	276,402	662,840
Advertising and other selling expenses	623,298	-	70,024	693,322
Directors' fees	-	288,958	-	288,958
Fees and payments for services	30,921	125,101	5,696	161,718
Allowance for doubtful accounts (additions and unused amounts reversed) (*)	-	-	91,162	91,162
Leases and expenses	147,001	9,474	1,112	157,587
Amortization and depreciation	79,055	26,957	735	106,747
Travel, transportation and stationery	37,187	16,979	1,956	56,122
Bank expenses	1,364	15,575	-	16,939
Cost of sale of properties	37,078	-	-	37,078
Other expenses	6,584	327	304	7,215
Total 06.30.17	4,187,323	717,637	508,806	5,413,766

(*)	At June 30, 2018 includes debt relief of Ps. 1,162.
(i)	For the fiscal year ended June 30, 2019 includes Ps. 1,390,047 of Salaries, Bonuses and Social Security and Ps. 171,783 of other concepts. For the fiscal year ended June 30, 2018 includes Ps. 1,496,411 Salaries, Bonuses and Social Security; Ps. 11,027 of Equity incentive plan and Ps. 115,628 of other concepts. For the fiscal year ended June 30, 2017 includes Ps. 1,491,268 Salaries, Bonuses and Social Security; Ps. 34,885 of Equity incentive plan and Ps. 175,275 of other concepts.
(ii)	For the fiscal year ended June 30, 2019 includes Ps. 3,377,072 of Rental and services costs; Ps. 37,681 of Cost of sales and developments and Ps.3,132 of other consumer financing costs. For the fiscal year ended June 30, 2018 includes Ps. 3,744,503 of Rental and services costs; Ps. 48,531 of Cost of sales and developments and Ps. 27,927 of other consumer financing costs. For the fiscal year ended June 30, 2017 includes Ps. 4,121,085 of Rental and services costs; Ps. 62,790 of Cost of sales and developments and Ps. 3,448 of other consumer financing costs.